Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth information regarding the Company’s performance and the “Compensation Actually Paid” (“CAP”) to our Named Executive Officers, as calculated in accordance with SEC disclosure rules. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end
and other relevant valuation date stock prices, various accounting valuation assumptions, and projected performance modifiers, as well as the impact of year-to-year
changes in these valuation assumptions. As a result, the total CAP amounts do not reflect actual amounts realized and paid to our NEOs in each year shown, and the Social Responsibility & Compensation Committee did not consider the information provided in the table in structuring or determining compensation for our NEOs. For a discussion of how the Social Responsibility & Compensation Committee assessed Vistra’s performance and our NEOs’ pay each year, see the section titled “Compensation Discussion and Analysis” in this Proxy Statement covering 2024 and in our proxy statements covering fiscal years 2020, 2021, 2022, and 2023.

Year (1)	Summary Compensation Table Total (2)		Compensation Actually Paid (3)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Value of Initial Fixed $100 Investment Based On: (5)		Net Income (Loss) ($ 000,000)	Adjusted EBITDA ($ 000,000) (7)
	PEO 1 James A. Burke ($)	PEO 2 Curtis A. Morgan ($)	PEO 1 James A. Burke ($)	PEO 2 Curtis A. Morgan ($)			Vistra Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (6)

2024	12,236,044	N/A	104,409,420	N/A	5,036,357	41,319,866	683.46	137.73	2,659	5,539

2023	10,453,377	N/A	30,741,208	N/A	4,721,253	11,784,665	189.05	111.59	1,493	4,101

2022	8,559,824	11,852,513	14,390,474	22,523,112	3,372,114	5,415,367	110.73	120.09	(1,227)	2,994

2021	N/A	10,075,626	N/A	4,395,128	3,425,261	1,512,908	105.38	118.24	(1,274)	1,908

2020	N/A	10,875,562	N/A	11,977,950	3,459,668	3,548,942	88.13	100.48	636	3,685

(1)	The Principal Executive Officer(s) (“PEO”) and other NEOs for the indicated years were as follows:

2020	2021	2022	2023-2024

Curtis A. Morgan (PEO)	Curtis A. Morgan (PEO)	Curtis A. Morgan (PEO through July 31, 2022)	James A. Burke

James A. Burke	James A. Burke	James A. Burke (PEO effective August 1, 2022)	Kristopher E. Moldovan

Stephen J. Muscato	Stephen J. Muscato	Kristopher E. Moldovan	Stephen J. Muscato

Scott A. Hudson	Scott A. Hudson	Stephen J. Muscato	Scott A. Hudson

Stephanie Zapata Moore	Stephanie Zapata Moore	Scott A. Hudson	Stacey Doré

David A. Campbell		Stephanie Zapata Moore

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the indicated year for Mr. Burke and Mr. Morgan, as applicable, and (ii) the average of the total compensation reported in the Summary Compensation Table for the indicated year for the Company’s other NEOs.

(3)
Amounts reported in this column reflect the total compensation reported in the Summary Compensation Table for Mr. Burke and Mr. Morgan, as applicable, in the indicated fiscal year, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests and are incorporated as applicable in the table below. The dollar amounts reflected in this column do not reflect the actual amount of compensation earned by or paid to Mr. Burke and Mr. Morgan during the indicated year.

(4)
Amounts reflect the average total compensation for the Company’s NEOs, other than the PEO, for the indicated fiscal year, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests and are incorporated as applicable in the table below. The dollar amounts reflected in this column do not reflect the actual amount of compensation earned by or paid to such NEOs during the indicated year.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 500 Utilities (Sector) Index (S&P Utilities), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2024. Such peer index was selected in accordance with SEC rules and is not necessarily indicative of the Company’s peer group due to, among other factors, the Company’s exposure to commodities. For a discussion of the Company’s selected peer group used in connection with its executive compensation program, see “Compensation Discussion and Analysis—Corporate Governance Practices—Compensation Determination Process.”

(7)
As noted in the Compensation Discussion and Analysis, the Social Responsibility & Compensation Committee selected Adjusted EBITDA as one of the key metrics for evaluating and rewarding management’s performance in the 2024 annual incentive compensation program (i.e., EAIP).

Adjusted EBITDA is defined above under the heading “Setting of Financial and Operational Performance Targets for 2024.” Given the importance of Adjusted EBITDA as discussed further in the Compensation Discussion and Analysis (i.e., if Adjusted EBITDA did not meet the Adjusted EBITDA threshold performance level, the NEOs’ awards under the 2024 EAIP would have been subject to a certain “executive limiter”), the Company has determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2024.
Reconciliation of Compensation Actually Paid Adjustments
Compensation Actually Paid Adjustments

YEAR	Summary Compensation Table Total ($) (a)	Minus Fair Value of Equity Awards Granted in Fiscal Year ($) (b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year ($) (c)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($) (d)	Plus Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (f)	Minus Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (g)	Equals Compensation Actually Paid ($)

PEO 1—James A. Burke

2024	12,236,044	7,704,880	28,147,496	69,671,080	—	2,059,680	—	104,409,420

2023	10,453,377	5,999,985	13,432,774	11,798,881	—	1,056,161	—	30,741,208

Average Other NEOs (h)

2024	5,036,357	3,288,328	12,012,911	26,613,874	—	945,052	—	41,319,866

2023	4,721,253	2,862,489	6,282,874	3,234,488	—	408,539	—	11,784,665

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes. Accordingly, for awards subject to performance-based vesting conditions, they are based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 above for the NEOs included in the average for each year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The Principal Executive Officer(s) (“PEO”) and other NEOs for the indicated years were as follows:

2020	2021	2022	2023-2024

Curtis A. Morgan (PEO)	Curtis A. Morgan (PEO)	Curtis A. Morgan (PEO through July 31, 2022)	James A. Burke

James A. Burke	James A. Burke	James A. Burke (PEO effective August 1, 2022)	Kristopher E. Moldovan

Stephen J. Muscato	Stephen J. Muscato	Kristopher E. Moldovan	Stephen J. Muscato

Scott A. Hudson	Scott A. Hudson	Stephen J. Muscato	Scott A. Hudson

Stephanie Zapata Moore	Stephanie Zapata Moore	Scott A. Hudson	Stacey Doré

David A. Campbell		Stephanie Zapata Moore

Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 500 Utilities (Sector) Index (S&P Utilities), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2024. Such peer index was selected in accordance with SEC rules and is not necessarily indicative of the Company’s peer group due to, among other factors, the Company’s exposure to commodities. For a discussion of the Company’s selected peer group used in connection with its executive compensation program, see “Compensation Discussion and Analysis—Corporate Governance Practices—Compensation Determination Process.”
Adjustment To PEO Compensation, Footnote
Reconciliation of Compensation Actually Paid Adjustments
Compensation Actually Paid Adjustments

YEAR	Summary Compensation Table Total ($) (a)	Minus Fair Value of Equity Awards Granted in Fiscal Year ($) (b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year ($) (c)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($) (d)	Plus Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (f)	Minus Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (g)	Equals Compensation Actually Paid ($)

PEO 1—James A. Burke

2024	12,236,044	7,704,880	28,147,496	69,671,080	—	2,059,680	—	104,409,420

2023	10,453,377	5,999,985	13,432,774	11,798,881	—	1,056,161	—	30,741,208

Average Other NEOs (h)

2024	5,036,357	3,288,328	12,012,911	26,613,874	—	945,052	—	41,319,866

2023	4,721,253	2,862,489	6,282,874	3,234,488	—	408,539	—	11,784,665

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes. Accordingly, for awards subject to performance-based vesting conditions, they are based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 5,036,357	$ 4,721,253	$ 3,372,114	$ 3,425,261	$ 3,459,668
Non-PEO NEO Average Compensation Actually Paid Amount	$ 41,319,866	11,784,665	5,415,367	1,512,908	3,548,942
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Compensation Actually Paid Adjustments
Compensation Actually Paid Adjustments

YEAR	Summary Compensation Table Total ($) (a)	Minus Fair Value of Equity Awards Granted in Fiscal Year ($) (b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year ($) (c)	Plus/ (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years ($) (d)	Plus Fair Value at Vesting of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (f)	Minus Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (g)	Equals Compensation Actually Paid ($)

PEO 1—James A. Burke

2024	12,236,044	7,704,880	28,147,496	69,671,080	—	2,059,680	—	104,409,420

2023	10,453,377	5,999,985	13,432,774	11,798,881	—	1,056,161	—	30,741,208

Average Other NEOs (h)

2024	5,036,357	3,288,328	12,012,911	26,613,874	—	945,052	—	41,319,866

2023	4,721,253	2,862,489	6,282,874	3,234,488	—	408,539	—	11,784,665

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes. Accordingly, for awards subject to performance-based vesting conditions, they are based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link Compensation Actually Paid to the NEOs for 2024. Please see the Compensation Discussion and Analysis for a further description of the metrics used in the Company’s executive compensation program.

•	Adjusted EBITDA

•	Adjusted FCFbG per share

•	Total Cost ($s)

•	Safety Index (% achieved across a number of safety measures, included as part of our Generation Operating Index)

Total Shareholder Return Amount	$ 683.46	189.05	110.73	105.38	88.13
Peer Group Total Shareholder Return Amount	137.73	111.59	120.09	118.24	100.48
Net Income (Loss)	$ 2,659,000,000	$ 1,493,000,000	$ (1,227,000,000)	$ (1,274,000,000)	$ 636,000,000
Company Selected Measure Amount	5,539,000,000	4,101,000,000	2,994,000,000	1,908,000,000	3,685,000,000
PEO Name	Mr. Burke and Mr. Morgan
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted FCFbG per share
Measure:: 3
Pay vs Performance Disclosure
Name	Total Cost ($s)
Measure:: 4
Pay vs Performance Disclosure
Name	Safety Index (% achieved across a number of safety measures, included as part of our Generation Operating Index)
Curtis A. Morgan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,852,513	$ 10,075,626	$ 10,875,562
PEO Actually Paid Compensation Amount			22,523,112	$ 4,395,128	$ 11,977,950
James A. Burke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,236,044	$ 10,453,377	8,559,824
PEO Actually Paid Compensation Amount	104,409,420	30,741,208	$ 14,390,474
PEO | James A. Burke [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,704,880)	(5,999,985)
PEO | James A. Burke [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,671,080	11,798,881
PEO | James A. Burke [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,147,496	13,432,774
PEO | James A. Burke [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | James A. Burke [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,059,680	1,056,161
PEO | James A. Burke [Member] | Fair Value as of Prior Fiscal Year End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,288,328)	(2,862,489)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,613,874	3,234,488
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,012,911	6,282,874
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	945,052	408,539
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0